Document and Entity Information	Dec. 07, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	BigBear.ai Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40031
Entity Tax Identification Number	85-4164597
Entity Address, Address Line One	6811 Benjamin Franklin Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	410
Local Phone Number	312-0085
Entity Information, Former Legal or Registered Name	GigCapital4, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001836981
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1731 Embarcadero Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	BBAI
Security Exchange Name	NYSE
Redeemable Warrants Each Full Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each full warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BBAI.WS
Security Exchange Name	NYSE